Reverse Recapitalization	9 Months Ended
Oct. 31, 2021
Business Combinations [Abstract]
Reverse Recapitalization
2.	Reverse Recapitalization
On August 26, 2021, the Merger was accounted for as a Reverse Recapitalization under U.S. GAAP. Legacy IronNet was the accounting acquirer and Legacy LGL was the accounting acquiree for financial reporting purposes.
Accordingly, for accounting purposes, the financial statements of the Combined Company represent a continuation of the financial statements of Legacy IronNet, with the Merger being treated as the equivalent of Legacy IronNet issuing stock for the net assets of Legacy LGL, accompanied by a recapitalization. The net assets of Legacy LGL are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Legacy IronNet.
The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows for the nine months ended October 31, 2021:

Recapitalization and associated transactions
Cash (Trust)	$173,015
Redemptions	(159,763)
Less: fees to underwriters and advisors	(9,038)
Net cash received from Merger recapitalization	4,214
Issuance of PIPE Shares	125,000
Less: PIPE fees to underwriters and advisors	(21,179)
Net cash received from PIPE Shares and Merger recapitalization	108,035
Less: debt settlement	(21,266)
Net proceeds from Merger recapitalization, PIPE Shares and debt settlement	$86,769
The number of outstanding shares of common stock of the Company as of October 31, 2021 is summarized as follows:

Shares by Type	Number of shares
IronNet Class A Common Stock outstanding previous to the Merger	67,501,813
Issuance of common stock (exercises of ISOs and warrant)	28,734
Number of Shares issued at the date of the Business Combination ( Recapitalization)
LGL Class A Common Stock outstanding previous to the Merger	17,250,000
Less: Redemption of LGL Class A previous to the Merger	(15,928,889)
Total Class A Shares issued to former LGL shareholders	1,321,111
LGL Founders Shares	3,234,375
PIPE Shares	12,500,000
Number of Share issued at the Merger	17,055,486
Number of Shares issued (redeemed) following the consummation of the Merger
Earnout Shares	1,078,125
Private Warrants (Exercised)	3,188,229
Public Warrants (Exercised)	28,719
Payments on subscription notes receivable	(54,955)
Shares repurchase related to loan pay-off	(107,521)
Total Shares of Common Stock as of October 31, 2021	88,718,630
In connection with the closing of and as a result of the consummation of the Merger, certain members of the Company’s management and employees received bonus payments in the aggregate amount of $0.5 million. The bonuses have been reflected in general and administrative expenses in the condensed consolidated statements of operations.
For the three and nine months ended October 31, 2021, the Company also incurred transaction costs related to the Merger of approximately $1,556 and $2,328, respectively, which are included in general and administrative expenses on the condensed consolidated statement of operations.
IronNet Class A Common Stock (Legacy IronNet Founders Shares)
Pursuant to the Merger Agreement, at the effective time of the Merger each outstanding share of Legacy IronNet preferred shares and common stock were converted into Class A common stock based on the Exchange Ratio described in Note 1.
PIPE Shares
On August 26, 2021, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 12,500,000 shares of Company common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $125,000, pursuant to separate subscription agreements entered into effective as of March 15, 2021 (each, a “Subscription Agreement”). Pursuant to the Subscription Agreements, the Company granted certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the closing of the Merger in an amount of $125,000.
Founders Shares
Reflects 3,234,375 shares of Class A common stock (the “Founder Shares”) for an aggregate purchase price of $24, or approximately $0.007 per share.
Debt Settlements
Loan and Security Agreement
On June 21, 2021, Legacy IronNet entered into a Loan and Security Agreement (“Term Loan” or “SVB Bridge”) with SVB Innovation Credit Fund VIII, L.P. for term loan advances of up to $15,000 to provide for working capital needs over the period leading up to completion of the combination with Legacy LGL. The Term Loan was able to be prepaid at any time and had a term for up to six months, or until the date on which Legacy IronNet completed its combination with Legacy LGL, whichever came sooner, and bore monthly interest at a per annum rate equal to eight percent, as well as customary fees for de-SPAC
bridge loans of this nature. As of August 26, 2021, in conjunction with the Merger, the Company repaid the term loan principal and accrued interest in an aggregate amount of $15,609.
PPP loan
On April 21, 2020, Legacy IronNet entered into a Paycheck Protection Program (“PPP”) loan from the US Small Business Administration pursuant to the provision of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act, receiving loan funds of
$5,580. The loan bears interest at 1% and is payable in monthly installments beginning on September 15, 2021. As of October 31, 2021, and January 31, 2021, Legacy IronNet had an interest accrual of $0 and $44 related to the PPP loan. The unsecured loan was evidenced by a promissory note of the Company with PNC Bank (the “Lender”). On August 26, 2021, in conjunction with the Merger, the Company repaid in full all amounts due and terminated all commitments and obligations under the unsecured PPP loan.
Loans to Employees
On December 29, 2018, Legacy IronNet entered into a loan with a current executive of the Company with a principal balance of $1,000 bearing an interest rate of 2.76% for a term of three years, which was secured by a pledge of certain shares of Legacy IronNet Class A common stock. As of August 26, 2021, in conjunction with the merger, the Company resolved the loan by having the executive surrender to the Company 107,521 shares that would have otherwise been issuable to the executive in the Merger.
Earnout
Pursuant to the terms of the Merger Agreement, the eligible Legacy IronNet Equityholders had the right to receive up to
1,078,125
Earnout Shares, issuable upon the occurrence of the Merger. As of the close of trading on September 10, 2021, the requisite conditions of the Earnout Triggering Event were satisfied and the Company issued 1,078,125 Earnout Shares to the eligible Equityholders. The earnout does not represent contingent consideration and is in accordance with ASC
815-40.
The earnout shares were indexed to the Company’s own common stock and meet the requirements for equity classification.
Restricted Stock Units
Under the terms of the Legacy IronNet’s restricted stock units, vesting of each award was subject to, among other conditions including a service requirement, the occurrence of a liquidity event, as defined by Legacy IronNet’s 2014 Stock Incentive Plan. On August 26, 2021, in connection with the close of the Merger with Legacy LGL, the Company’s Board of Directors resolved to deem the Merger as satisfying the liquidity event condition. The resolution resulted in a modification of the restricted stock unit awards under ASC 718 “
Compensation—Stock Compensation. ”
As a consequence of modification of the awards outstanding, the Company recognized a non-cash
expense in the fiscal third quarter 2022 in an amount of
$160,094 related to 16,634,972 outstanding RSUs, with 8,204,455 remaining unvested as of October 31, 2021.